Disclosure of detailed information about liability portion of the flow-through shares issuances (Details) - CAD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Dec. 31, 2017	Oct. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Statements Line Items
Flow-through shares liability, beginning of period			$ 93
Liability incurred on flow-through shares issued	$ 93	$ 21		$ 114
Settlement of flow-through share liability on incurring expenditures	0	(21)	$ (93)	(21)
Flow-through shares liability, end of period	$ 93	$ 0		$ 93